Income taxes - Rate reconciliations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 5	$ 57	$ 32
Non-deductible items	0	9	16
Withholding and other taxes	18	23	18
Losses not recognized	1	7	6
Foreign tax differential	(12)	(30)	(3)
Adjustments recognized in the current year for income tax of prior years	(7)	2	(3)
Other	0	(1)	(2)
Income tax expense	$ 5	$ 67	$ 64
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	7.80%	22.70%	22.60%
Tax rate effect for non-tax deductible items (as a percent)	0.00%	3.60%	11.30%
Tax rate effect of withholding and other taxes (as a percent)	0.312	0.093	0.127
Tax rate effect of (gains) losses not recognized (as a percent)	0.017	0.028	0.042
Tax rate effect for foreign tax differential (as a percent)	(20.30%)	(12.00%)	(2.10%)
Tax rate effect of current period adjustments for tax of prior periods (as a percent)	(0.119)	0.008	(0.021)
Tax rate effect for other (as a percent)	0.00%	(0.40%)	(1.50%)
Tax rate for Income tax expense per consolidated statements of income and other comprehensive income (as a percent)	8.50%	26.80%	45.10%